Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2018
Nature of Business and Organization [Abstract]
Schedule of consolidated financial statements reflect the activities of Golden Bull Cayman
Name	Background	Ownership
Golden Bull BVI	● A British Virgin Islands company ● Incorporated on February 27, 2017	100%
Golden Bull HK	● A Hong Kong company ● Incorporated on January 24, 2017	100% owned by Golden Bull BVI
Golden Bull WFOE	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on June 8, 2017	100% owned by Golden Bull HK
Shanghai Dianniu	● A PRC limited liability company ● Incorporated on November 17, 2015 ● Services for online marketplace connecting borrowers and lenders.	VIE of Golden Bull WFOE
Shanghai Baoxun	● A PRC limited liability company ● Incorporated on January 22, 2016 ● Design and production of online advertisement and marketing survey services for online marketplace.	VIE of Golden Bull WOFE
Shanghai Youwang	● A PRC limited liability company ● Incorporated on April 4, 2018 ● Vehicle sales, vehicle rental, providing consultation and services in the field of automotive technology.	100% owned by Dianniu
Shanghai Xingjiuhao	● A PRC limited liability company ● Incorporated on October 22, 2018 ● Production and sales for Internet of Things technology and technical consulting.	100% owned by Dianniu